UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Health Sciences Fund	March 31, 2018

T. Rowe Price Health Sciences Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.8%		
BIOTECHNOLOGY 34.8%		
Major Biotechnology 11.6%		
Alkermes (1)	723,083	41,910
Amgen	730,500	124,536
Amicus Therapeutics (1)	1,774,554	26,689
Array BioPharma (1)	2,215,751	36,161
Biogen (1)	757,124	207,316
Celgene (1)	568,602	50,725
Gilead Sciences	2,340,302	176,436
Neurocrine Biosciences (1)	2,385,908	197,863
Seattle Genetics (1)	1,153,503	60,374
Vertex Pharmaceuticals (1)	2,470,990	402,722
Zogenix (1)	744,000	29,797
		1,354,529
Other Biotechnology 23.2%		
Acceleron Pharma (1)	1,002,135	39,183
Acerta Pharma, Class B, Acquisition Date: 5/12/15 Cost $4,041 (1)(2)(3)	159,731,910	11,181
Agios Pharmaceuticals (1)	937,887	76,700
Aimmune Therapeutics (1)	1,201,361	38,239
Alder Biopharmaceuticals (1)	859,900	10,921
Alexion Pharmaceuticals (1)	1,825,449	203,465
Alnylam Pharmaceuticals (1)	1,733,732	206,487
Aquinox Pharmaceuticals (1)(4)	1,493,062	21,022
Ascendis Pharma, ADR (1)	701,985	45,910
Atara Biotherapeutics (1)	764,397	29,811
Audentes Therapeutics (1)	918,318	27,595
Avexis (1)	181,031	22,372
BeiGene, Acquisition Date: 4/21/15, Cost $- (1)(2)	2	–
BeiGene, ADR (1)	493,387	82,889
BioMarin Pharmaceutical (1)	1,230,847	99,785
Bluebird Bio (1)	870,381	148,618

Blueprint Medicines (1)	905,851	83,067
Coherus Biosciences (1)	299,495	3,309
Corvus Pharmaceuticals (1)	587,955	6,779
Dyax (1)(3)	2,445,183	7,712
Editas Medicine (1)	381,977	12,663
Exelixis (1)	2,953,757	65,426
FibroGen (1)	712,337	32,910
Immunomedics (1)	3,153,836	46,078
Incyte (1)	2,272,428	189,361
Insmed (1)	3,765,978	84,810
Ionis Pharmaceuticals (1)	434,315	19,145
Loxo Oncology (1)	602,620	69,524
Merus BV (1)	284,604	5,274
Minerva Neurosciences (1)	915,536	5,722
Nektar Therapeutics (1)	1,548,100	164,501
Ovid Therapeutics (1)	244,209	1,727
Prothena (1)	1,312,601	48,186
Radius Health (1)	1,072,502	38,546
Regeneron Pharmaceuticals (1)	393,263	135,424
RPI International Holdings, Partnership Acquisition Date: 5/21/15, Cost $13,552 (2)(3)	114,947	16,357
SAGE Therapeutics (1)	1,816,266	292,546
Sarepta Therapeutics (1)	1,308,200	96,925
Spark Therapeutics (1)	1,174,939	78,239
TESARO (1)	552,827	31,588
Therapeutics MD (1)	3,041,930	14,814
Ultragenyx Pharmaceutical (1)	818,716	41,746
WaVe Life Sciences (1)	284,898	11,424
Xencor (1)	1,574,019	47,189
		2,715,170
Total Biotechnology		4,069,699
LIFE SCIENCES 8.1%		
Life Sciences 8.1%		
Agilent Technologies	3,825,980	255,958
Bruker	1,507,264	45,097
Danaher	2,016,000	197,387

GenMark Diagnostics (1)(4)	3,298,299	17,943
Illumina (1)	270,644	63,986
Mettler-Toledo International (1)	90,450	52,011
Quanterix (1)	309,001	5,265
Quanterix, Lock-up Shares, Acquisition Date: 6/2/17 Cost $6,381 (1)(2)	493,789	7,993
Quidel (1)	797,933	41,341
Thermo Fisher Scientific	1,251,499	258,385
Total Life Sciences		945,366
PHARMACEUTICALS 12.4%		
European Major - Pharmaceuticals 0.4%		
Bayer (EUR)	388,262	43,770
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		44,001
Major Pharmaceuticals 11.1%		
AbbVie	1,595,861	151,048
Allergan	871,902	146,733
Astellas Pharma (JPY)	3,228,100	49,377
AstraZeneca, ADR	3,980,400	139,195
Bristol-Myers Squibb	2,364,074	149,528
Chugai Pharmaceutical (JPY)	1,144,400	58,099
Eisai (JPY)	863,000	55,566
Eli Lilly	942,680	72,935
Ironwood Pharmaceuticals (1)	3,196,329	49,319
Merck	2,702,483	147,204
Mylan (1)	444,300	18,292
Pfizer	1,002,800	35,589
Roche Holding (CHF)	256,438	58,826
Shire, ADR	873,881	130,549
UCB (EUR)	492,255	40,089
		1,302,349
Specialty Pharmaceuticals 0.9%		
Achaogen (1)	743,782	9,632
Cara Therapeutics (1)	358,400	4,437

GW Pharmaceuticals, ADR (1)	312,056	35,159
Zoetis	690,378	57,654
		106,882
Total Pharmaceuticals		1,453,232
PRODUCTS & DEVICES 17.6%		
Implants 14.0%		
Align Technology (1)	320,213	80,415
Becton Dickinson & Company	2,440,110	528,772
Intuitive Surgical (1)	1,228,226	507,048
K2M Group Holdings (1)	1,396,246	26,459
Medtronic	778,186	62,426
Stryker	1,799,519	289,579
Teleflex	379,633	96,799
Wright Medical (1)	2,305,722	45,745
Wright Medical, Rights 1/2/24 (1)	101,207	135
		1,637,378
Other Products & Devices 3.6%		
Argenx, ADR (1)	544,399	43,791
Cooper Companies	473,708	108,389
Dexcom (1)	686,716	50,927
Hologic (1)	4,020,800	150,217
JAND, Class A, Acquisition Date: 4/23/15 – 3/9/18 Cost $6,893 (1)(2)(3)	586,477	9,218
Lantheus Holdings (1)(4)	1,983,809	31,543
Penumbra (1)	201,298	23,280
		417,365
Total Products & Devices		2,054,743
SERVICES 21.3%		
Distribution 1.1%		
CVS Health	1,031,894	64,194

McKesson	454,559	64,034
		128,228
Information & Data Technology 0.7%		
athenahealth (1)	580,959	83,094
		83,094
Other Services 0.8%		
HTG Molecular Diagnostics (1)(4)	1,629,330	5,898
West Pharmaceutical Services	884,259	78,071
		83,969
Payors 15.9%		
Aetna	516,613	87,308
Anthem	1,288,200	283,017
Centene (1)	1,903,530	203,430
Cigna	1,417,581	237,785
Humana	651,053	175,023
Molina Healthcare (1)	559,991	45,460
UnitedHealth Group	3,630,200	776,863
WellCare Health Plans (1)	253,389	49,064
		1,857,950
Providers 2.8%		
Acadia Healthcare (1)	1,006,253	39,425
DaVita (1)	540,016	35,609
Envision Healthcare (1)	375,126	14,416
HCA Healthcare	1,684,393	163,386
Teladoc (1)	751,000	30,265
Universal Health Services, Class B	382,693	45,315
		328,416
Total Services		2,481,657

SERVICES 0.1%		
Information & Data Technology 0.0%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $4,993 (1)(2)(3)	1,035,633	4,463
		4,463
Other Services 0.1%		
Guardant Health, Series E, Acquisition Date: 5/9/17 Cost $4,255 (2)(3)	517,457	4,255
Tempus Labs, Series D, Acquisition Date: 3/16/18 Cost $8,876 (1)(2)(3)	946,886	8,876
		13,131
Total Services		17,594
Total Convertible Preferred Stocks (Cost $85,526)		93,589
CONVERTIBLE BONDS 0.1%		
Ironwood Pharmaceuticals, 2.25%, 6/15/22	14,233,000	16,766
Total Convertible Bonds (Cost $14,233)		16,766
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Government Reserve Fund, 1.63% (4)(6)	62,308,450	62,308
Total Short-Term Investments (Cost $62,308)		62,308
Total Investments in Securities **100.2% of Net Assets (Cost $7,026,136)**		**$ 11,712,895**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $114,637 and represents 1.0% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $5,054,000 for the period ended March 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018